Share Capital (Details) - Schedule of stock option plans to employees and directors - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of stock option plans to employees and directors [Abstract]
Shares,Options outstanding at beginning of year	112,500	112,500	112,500
Weighted average exercise Price, Options outstanding at beginning of year (in Dollars per share)
Shares, Granted during year
Weighted average exercise Price, Granted during year (in Dollars per share)
Shares, Forfeited during year
Weighted average exercise Price, Forfeited during year (in Dollars per share)
Shares, Exercised during year
Weighted average exercise Price, Exercised during year (in Dollars per share)
Shares,Outstanding at end of year	112,500	112,500	112,500
Weighted average exercise Price, Outstanding at end of year (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Shares, Options exercisable at end of year	112,500	112,500	112,500
Weighted average exercise Price, Options exercisable at end of year (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Shares, Weighted average fair value of options & RSU granted during year
Forfeited average intrinsic value during year (in Dollars)
Exercised average intrinsic value during year (in Dollars)